Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers Japan JPX-Nikkei 400 Equity ETF<br/><br/>Ticker: JPN Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/>(expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example and can affect the Fund’s performance. For the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 78%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a “passive” or indexing investment approach, of the Underlying Index, which is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Underlying Index is comprised of the equity securities of the 400 highest scoring issuers listed on the JASDAQ and TSE, as measured in return on equity, cumulative operating profit and current market value. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index.

As of July 31, 2018, the Underlying Index consisted of 399 securities with an average market capitalization of approximately $11.11 billion and a minimum market capitalization of approximately $388 million.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from Japanese issuers. As of July 31, 2018, the Underlying Index was solely comprised of issuers in Japan.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2018, a significant percentage of the Underlying Index was comprised of issuers in the industrials (22.6%) and consumer discretionary (18.0%) sectors.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Additional Information About the Funds’ Investment Strategies, Underlying Indexes and Risks – Further Discussion of Main Risks” and in the Statement of Additional Information (“SAI”).

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. The market as a whole may not favor the types of investments the Fund makes, which could affect the Fund’s ability to sell them at an attractive price. To the extent the Fund invests in a particular capitalization or sector, the Fund’s performance may be affected by the general performance of that particular capitalization or sector.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

In addition, the Fund may invest in depositary receipts, which involve similar risks to those associated with investments in foreign securities. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

Risks related to investing in Japan. The growth of Japan’s economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event, such as the major earthquake and tsunami which struck Japan in March 2011, could result in a significant adverse impact on the Japanese economy. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Fund. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure.

Small and medium company risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industrials sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Consumer discretionary sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the consumer discretionary sector in order to track the Underlying Index’s allocation to that sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Currency risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese yen depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings increases. Generally, when the U.S. dollar rises in value against the Japanese yen, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against the Japanese yen, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns. The Fund will not hedge against fluctuations in the Japanese yen. The value of the US dollar measured against Japanese yen is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government.

Indexing risk. While the exposure of the Underlying Index to its component securities is by definition 100%, the Fund’s effective exposure to Underlying Index securities may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the Fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of Underlying Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. DBX Advisors LLC (the “Adviser”) cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as APs or market makers. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those APs exit the business or are unable to process creation and/or redemption orders (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Similar effects may result if market makers exit the business or are unable to continue making markets in Fund shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the Fund.

Country concentration risk. Because the Fund invests all or a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Operational risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Underlying Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.Xtrackers.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Underlying Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Xtrackers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return was (2.49)% as of June 30, 2018.

During the periods shown in the above chart, the Fund’s highest and lowest calendar quarter returns were 8.70% and (6.21)%, respectively, for the quarters ended December 31, 2017 and March 31, 2016.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS<br/>For the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the Fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Xtrackers Japan JPX-Nikkei 400 Equity ETF | Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
2016	rr_AnnualReturn2016	2.26%
2017	rr_AnnualReturn2017	24.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.21%)
Xtrackers Japan JPX-Nikkei 400 Equity ETF | Returns before taxes | Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Xtrackers Japan JPX-Nikkei 400 Equity ETF | Returns after taxes on distributions | Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Xtrackers Japan JPX-Nikkei 400 Equity ETF | Returns after taxes on distributions and sale of Fund shares | Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Xtrackers Japan JPX-Nikkei 400 Equity ETF | JPX-Nikkei 400 Net Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Xtrackers Japan JPX-Nikkei 400 Equity ETF | MSCI ACWI ex USA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015

[1]	Effective October 27, 2017, the Fund’s management fee was reduced from 0.40% to 0.15% of the Fund’s average daily net assets. Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.